OPERATING LEASE	12 Months Ended
Dec. 31, 2023
Operating Lease
OPERATING LEASE

15. OPERATING LEASE

The Group has operating leases primarily for office and operation space. The Group’s operating lease arrangements have remaining terms of one year to five years with no variable lease costs.

Operating lease costs were RMB 2,774 and RMB 1,742 for the years ended December 31, 2022 and 2023.

Supplemental cash flow information related to leases were as follows:

	Year Ended December 31, 2022	Year Ended December 31, 2023
	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities	4,184	5,332
Right-of-use assets obtained in exchange for operating lease liabilities	-	18,106

Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
	2022	2023
	RMB	RMB

Right-of-use assets	231	16,507

Operating lease liabilities - current	1,162	3,376
Operating lease liabilities - non-current	145	11,122
Total lease liabilities	1,307	14,498

Weighted average remaining lease term	1.18	4.50
Weighted average discount rate	4.75%	4.75%

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

15. OPERATING LEASE (CONTINUED)

Maturities of lease liabilities are as follows:

As of December 31, 2023
RMB

2024	4,018
2025	4,018
2026	4,018
2027	4,018
Total operating lease payments	16,072
Less: imputed interest	(1,574)
Total operating lease	14,498